Financial Instruments and Risk Management (Market Risk - Sensitivity Analysis for Variable Rate Instruments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)
Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 0
Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Non-derivative instruments [Member] | Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	11
Non-derivative instruments [Member] | Decrease 1% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Non-derivative instruments [Member] | Decrease 1% [Member] | Changes in Chinese Yuan Renminbi interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Non-derivative instruments [Member] | Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	5
Non-derivative instruments [Member] | Decrease 0.5% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0	[1]
Non-derivative instruments [Member] | Decrease 0.5% [Member] | Changes in Chinese Yuan Renminbi interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Non-derivative instruments [Member] | Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Non-derivative instruments [Member] | Increase 0.5% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0	[1]
Non-derivative instruments [Member] | Increase 0.5% [Member] | Changes in Chinese Yuan Renminbi interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Non-derivative instruments [Member] | Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(11)
Non-derivative instruments [Member] | Increase 1% [Member] | Changes in Euro interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Non-derivative instruments [Member] | Increase 1% [Member] | Changes in Chinese Yuan Renminbi interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Swap contract [Member] | Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(11)
Swap contract [Member] | Decrease 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	27
Swap contract [Member] | Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Swap contract [Member] | Decrease 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	14
Swap contract [Member] | Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	5
Swap contract [Member] | Increase 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(13)
Swap contract [Member] | Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	10
Swap contract [Member] | Increase 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (26)

[1]	Less than $1 million.